Introduction and overview of Group's risk management - Foreign exchange loans (Details) - Currency risk [member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Introduction and overview of Group's risk management
Payable to related parties	$ (160,111)	$ (222,045)
Nigeria, Nairas | Inter Company Loans [Member]
Introduction and overview of Group's risk management
Payable to related parties	2,037,580	2,189,385
Rwanda, Rwanda Francs | Inter Company Loans [Member]
Introduction and overview of Group's risk management
Payable to related parties	65,679	56,449
Zambia, Kwacha | Inter Company Loans [Member]
Introduction and overview of Group's risk management
Payable to related parties	128,084	119,245
Brazil, Brazil Real | Inter Company Loans [Member]
Introduction and overview of Group's risk management
Payable to related parties	310,047	286,032
Kuwait, Dinars | Inter Company Loans [Member]
Introduction and overview of Group's risk management
Payable to related parties	8,476	5,007
United States of America, Dollars | Inter Company Loans [Member]
Introduction and overview of Group's risk management
Payable to related parties	$ 290,346	$ 331,668